8. Related party transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Related Party Transactions [Abstract]
Management Fees	$ 46,577	$ 48,337	$ 46,577	$ 96,705